Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets [abstract]
Goodwill	€ 27,095	€ 27,156	€ 27,071
Other intangible assets	14,339	14,602	14,327
Property, plant and equipment	26,665	25,912	25,123
Interests in associates and joint ventures	77	130	162
Non-current financial assets	3,711	3,882	835
Non-current derivative financial assets	213	915	1,297
Other non-current assets	110	106	85
Deferred tax assets	1,825	2,116	2,430
Total non-current assets	74,035	74,819	71,330
Inventories	827	819	763
Trade receivables	5,175	4,964	4,876
Current loans and receivables of Orange Bank	3,096	3,091
Current financial assets	2,865	1,862	1,283
Current derivatives assets	34	57	387
Other current assets	1,101	1,073	983
Operating taxes and levies receivables	1,045	918	893
Current tax assets	132	170	163
Prepaid expenses	594	540	495
Cash and cash equivalent	5,810	6,355	4,469
Total current assets	20,679	19,849	14,312
Assets held for sale			5,788
Total assets	94,714	94,668	91,430
Equity and liabilities [abstract]
Share capital	10,640	10,640	10,596
Share premiums and statutory reserve	16,859	16,859	16,790
Subordinated notes	5,803	5,803	5,803
Retained earnings	(2,814)	(2,614)	(2,282)
Equity attributable to the owners of the parent company	30,488	30,688	30,907
Non controlling interest	2,454	2,486	2,360
Total equity	32,942	33,174	33,267
Non-current financial liabilities	26,293	28,909	29,528
Non-current derivatives liabilities	1,002	578	252
Non-current fixed assets payable	610	907	1,004
Non-current employee benefits	2,674	3,029	3,142
Non-current provisions for dismantling	774	716	715
Non-current restructuring provisions	251	185	225
Other non-current liabilities	521	608	792
Deferred tax liabilities	611	658	879
Total non-current liabilities	32,736	35,590	36,537
Current financial liabilities	6,311	4,759	4,536
Current derivatives liabilities	34	50	131
Current fixed assets payable	3,046	2,800	2,728
Trade payables	6,522	6,211	6,227
Debts related to Orange Bank activities	4,660	4,364
Current provisions for employee benefits	2,448	2,266	2,214
Current provisions for dismantling	15	21	18
Current restructuring provisions	126	190	189
Other current liabilities	1,935	1,530	1,695
Operating taxes and levies payables	1,262	1,241	1,318
Current tax payables	596	338	434
Deferred income	2,081	2,134	2,136
Total current liabilities	29,036	25,904	21,626
Total equity and liabilities	€ 94,714	€ 94,668	€ 91,430